Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities [Abstract]
Other liabilities

37.  Other liabilities

	R$ thousand
	On December 31
	2019	2018
Financial liabilities	79,121,127	62,598,235
Credit card transactions (1)	21,595,677	22,887,885
Foreign exchange transactions (2)	31,546,034	19,801,468
Loan assignment obligations	6,594,471	8,058,619
Capitalization bonds	8,837,770	8,186,955
Securities trading	4,822,215	3,321,219
Lease liabilities (Note 37a)	5,724,960	342,089

Other liabilities	34,023,453	34,157,435
Third party funds in transit (3)	7,296,234	7,135,635
Provision for payments	9,172,457	8,266,532
Sundry creditors	3,778,494	3,137,923
Social and statutory	933,003	4,966,975
Other taxes payable	2,176,673	1,757,283
Liabilities for acquisition of assets and rights	1,493,329	1,206,376
Other	9,173,263	7,686,711
Total	113,144,580	96,755,670

(1) Refers to amounts payable to merchants;

(2) Primarily refers to Bradesco's sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and

(3) Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

a)     Lease liabilities

The opening balance corresponds to the financial leasing - IAS 17 and, according to IFRS 16, the commercial financial leasing prior to 2019 should be incorporated in the balance of the lease payable, whereby the transactions of the year are all recorded in accordance with IFRS 16.

R$ thousand
Opening Balance on December 31, 2018 - IAS 17	827,574
Initial adoption - IFRS 16	4,176,611
Adjusted balance on January 1, 2019	5,004,185
Remeasurement and new contracts	1,362,692
Payments	(1,067,573)
Appropriation of financial charges	410,195
Exchange variation	15,461
Closing balance on December 31, 2019	5,724,960

Maturity of the leases

The maturity of these financial liabilities in 2019 is divided as follows: R$1,037,679 thousand up to one year, R$3,007,071 thousand between one to five years and R$1,680,210 thousand for more than five years.

Impacts on the statement of income

According to IFRS 16, lease payments that were previously recorded as expenditure on rent in the line of "Other Administrative Expenses" in the statement of income, began to be recorded as “Expenses of depreciation” and “Interest and similar expenses”.

The impact on the income for the fiscal year 2019 was: “Expenses of depreciation” - R$854,620 thousand, “Interest and similar expenses” - R$393,879 thousand and “Expenses of the foreign exchange variation” - R$15,461 thousand, totaling R$1,263,960 thousand in expenses.

Expenses for the fiscal year 2019 with short-term contracts were R$11,732 thousand.

Other information

In accordance with IFRS 16 paragraph 27-b for the calculation of the leases a real cash flow should be used and the Conclusion Base of the IASB - IFRS 16 Standard items 161 and 162 which refers to this cash flow should be discounted at a nominal rate, this was the method that the Organization adopted for the accounting records of the financial statements.

Additionally, to meet CVM Circular Letter No. 02/19, which says that the cash flow must be updated with inflationary expectations and discounted for a nominal fee, the calculations of the lease were made with this approach and the Organization estimated that the real model vs. nominal when compared to the nominal model vs. nominal has no material differences.